FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT

27       FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT

a)         Financial Instruments

The Company has the following derivative financial instruments in the following line items in the consolidated statements of financial position:

		Asset/(Liability) at	Asset/(Liability) at
Derivatives Contracts	Current/Non-Current	December 31, 2025	December 31, 2024
Swap - Aura Almas (Itaú Bank)	Non-current	4,418	(15,164)
Swap - Apoena Mines (ABC Bank)	Current	(2,753)	(3,872)
Gold Derivatives	Current / Non-current	(401,944)	(120,454)
Total		(400,279)	(139,490)

Classification of financial instruments

		December 31, 2025						December 31, 2024
	Note	Measured at amortized cost		Fair value through profit & loss		Fair value through OCI		Measured at amortized cost		Fair value through profit & loss		Fair value through OCI
Assets
Current
Cash and cash equivalents	6		286,056		-		-		270,189		-		-
Accounts receivable	7		17,478		2,321		-		2,354		13,480		-
Derivative Financial Instrument	27		-		-		4,418		-		-		-
Non-current									-		-		-
Other receivables and assets	10		-		-		9,691		-		-		3,454
Assets			303,534		2,321		14,109		272,543		13,480		3,454

Liabilities
Current
Trade and other payables	12		189,614		-		-		98,067		-		-
Derivative Financial Instrument	26		-		139,354		-		-		19,302		-
Loan and debentures	13		92,497		7,051		-		78,115		3,892		-
Liability measured at fair value	14		-		1,012		-		-		3,362		-
Other liabilities	18		18,933				-		14,190		-		-
Non-current
Derivative Financial Instrument	25		-		265,343		-		-		105,024		15,164
Loan and debentures	13		132,238		179,382		-		202,474		158,623		-
Liability measured at fair value	14		-		25,822		-		-		14,387		-
Deferred consideration (NSR)	5(b)		-		23,643		-		-				-
Other provisions (CVR)	17		-		11,982		-		-				-
Other liabilities	18		6,473		-		-		11,032		-		-
		439,755		653,589		-		403,878		304,590		15,164

i)	Swap agreements:

As of December 31, 2025 and 2024, the Company has the following swap agreements:

			Asset/(Liability) at	Asset/(Liability) at
Derivatives Contracts	Commodity/ index	Current/Non-Current	December 31, 2025	December 31, 2024
Swap - Aura Almas (Itaú Bank) (a)	CDI	Current	4,418	(15,164)
Swap - Apoena Mines (ABC Bank)	CDI	Current	(2,753)	(3,872)
Total			1,665	(19,036)

(a) The swap agreements from the Company’s subsidiary, Almas, was designated as a hedge accounting.

ii) Derivative Options

ii) a - Derivative Collars – Almas and Apoena

As of December 31, 2025, the Company did not have any outstanding zero-cost put/call collar contracts related to gold production. As of December 31, 2024, the Company had outstanding zero-cost put/call collar arrangements covering gold production at the Almas Project and Apoena Mines. All such contracts expired during 2025.

ii) b – Derivative Collars Borborema Project

As of December 31, 2025, the Company had 198,561 ounces outstanding for the Borborema Project. The put/calls collars have floor prices of $1,745 and ceiling prices at $2,400 per ounce of gold expiring between January 2025 and June 2028.

The fair value effect of both the Derivative Collars - Apoena and the Derivative Collars Borborema Project for the year ended December 31, 2025 is ($281,489) (($80,241) in December 31, 2024 and ($25,683) as of December 31, 2023), recorded as a finance expenses loss in the financial statements.

As of the date of this Consolidated Financial Statements, the Company have no agreements in place with financial institutions which would require the Company to post cash or any other type of collateral to cover fair value exposure against the Company.

b)     Fair value of financial instruments

The Company measures certain of its financials assets and liabilities at fair value on a recurring basis and these are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. There are three levels of the fair value hierarchy that prioritize the inputs to valuation techniques used to measure fair value:

1)	Level 1, which are inputs that are unadjusted quoted prices in active markets for identical assets or liabilities;
2)	Level 2, which are inputs other than Level 1 quotes prices that are observable, either directly or indirectly, for the asset or liability; and,
3)	Level 3, which are inputs for the asset or liability that are not based on observable market data.

Additionally, the Company classifies derivative assets and liabilities in Level 2 of the fair value hierarchy as they are valued using pricing models which require a variety of inputs such as expected gold price.

The fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis at December 31, 2025 and 2024 are summarized in the following table:

		December 31, 2025				December 31, 2024
	Level	Fair value through profit & loss		Fair value through OCI		Fair value through profit & loss		Fair value through OCI
Assets
Accounts receivable	2		2,321		-		13,213		-
Other receivables and assets	1		-		9,691		-		2,168
Derivative Financial Instrument	2		-		4,418		-		-
		2,321		14,109		13,213		2,168

Liabilities
Debentures (a)	2		186,433		-		162,515		-
Liability measured at fair value	3		26,834		-		17,749		-
Derivative Financial Instrument	2		404,697		-		124,326		15,164
Deferred consideration (NSR)	3		23,643		-		-		-
Other provisions (CVR)	3		11,982		-		-		-
		653,589		-		304,590		15,164

(a)	As of December 31, 2025, the debenture was trading in the market at approximately 101% of its yield curve value, which management considers to be a reasonable approximation of its carrying amount.

Valuation inputs and relationships to fair value

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Description	Fair value at		Unobservable inputs	Inputs		Relationship of unobservable inputs to fair value
	2025	2024		2025	2024
Liability measured at fair value (NSR agreement))	26,834	17,749	Expected production of gold ounces	719,512	747,704	If expected production of gold ounces were 10% higher or lower, the fair value would increase/decrease by $219.
Contingent Value Rights (CVRs)	11,982	-	Commercial Production	(a)	-	(a)
Contingent consideration (NSR)	23,643	-	Expected production of gold ounces	315,481	-	If expected production of gold ounces were 10% higher or lower, the fair value would increase/decrease by $192.

(a)	The Company assessed the probability of achieving commercial production, which is defined on Note 5, over various time horizons, primarily within a 0 to 20-year range, while also recognizing a residual probability of timelines extending beyond 20 years. If expected commercial production probability varies by 10% on the lower and higher ends of these time horizons, the fair value would increase or decrease by $940.

The finance department of the Company includes a team that performs the valuations of non-property items required for financial reporting purposes, including level 3 fair values.

Valuation process - Liability measured at fair value

The main level 3 inputs used by the Company are derived and evaluated as follows:

- Discount rates for financial assets and financial liabilities are determined using a capital asset pricing model to calculate a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the asset.

- Risk adjustments specific to the counterparties (including assumptions about credit default rates) are derived from credit risk gradings determined by internal credit risk management group.

The key inputs into the Monte Carlo simulation model were as follows at December 31, 2025 and 2024:

Input	2025	2024
WACC	11.50%	11.80%
Credit-risk	2.70%	3.10%
Expected volatility	15.20%	15.70%

Valuation process - Contingent Value Rights (CVRs)

The fair value of the Contingent Value Rights is determined using a scenario-based valuation model that incorporates management’s assessment of the probability and timing of achieving commercial production at the Era Dorada Project.

The main level 3 inputs used by the Company are derived and evaluated as follows:

- The probability-weighted timing of commercial production is based on scenarios provided by management, covering multiple time horizons up to 20 years, with a residual probability assigned to production commencing beyond this period.

- Discount rates applied to the expected cash flows are determined based on a risk-free rate derived from U.S. Treasury bonds with maturities consistent with the expected payment dates, adjusted by a credit spread that reflects the Company’s credit risk, consistent with market data for comparable issuers.

Valuation process - Deferred consideration (NSR)

The fair value of the deferred consideration related to the Net Smelter Return (NSR) agreement is determined using a discounted cash flow model that estimates future royalty payments based on expected production profiles and commodity price assumptions.

The main level 3 inputs used by the Company are derived and evaluated as follows:

- Expected production volumes are based on life-of-mine production forecasts prepared by management and technical studies, reflecting current mine plans and operational assumptions.

- Discount rates applied to the expected royalty cash flows are determined using a capital asset pricing model to estimate a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the asset, including country, operational and project-specific risks.

- Commodity price assumptions are based on consensus forecasts obtained from market participants, which are publicly available.

Fair value of loans and other financial liability

The Company considers that for the loans, that are recorded at their contractual value and other financial liabilities measured at amortized cost, their book values are close to their fair values and therefore information on their fair values is not being presented.